PROPERTY AND EQUIPMENT, NET	12 Months Ended
Aug. 31, 2019
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6.       PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of August 31,
	2018	2019
	RMB	RMB
Lands	—	60,142
Buildings	527,453	750,458
Leasehold improvement	192,423	342,860
Motor vehicles	14,216	13,449
Electronic equipment	44,865	49,744
Office equipment	56,519	101,401
Other equipment	63,739	68,646
Others	72,833	96,966
Less: accumulated depreciation	544,928	613,913
Construction in progress	33,365	29,757
Property and equipment, net	460,485	899,510

For the years ended August 31, 2017, 2018 and 2019, depreciation expenses were RMB 74,436, RMB 78,286 and RMB 106,107 respectively.